Note 5 - Accrued Liabilities (Details) - Accrued Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Accrued professional fees	$ 117	$ 15
Accrued vacation	86	81
Accrued interest		237
Accrued loan balloon payment		76
Accrued loan restructuring fees		27
Accrued severence pay		59
Other accruals	20	21
Total accrued liabilities	$ 223	$ 516